STATUTORY RESERVE AND RESTRICTED NET ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
STATUTORY RESERVE AND RESTRICTED NET ASSETS
Percentage of after-tax profits required to be allocated to general reserve	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs shall be transferred	50.00%
Appropriation to enterprise expansion reserve by the company's PRC subsidiaries	$ 0	$ 0	$ 0
Restricted net assets	$ 95,228	$ 97,697